Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 8,968,814	$ 10,802,405
Restricted cash	503,544	0
Accounts and notes receivable, net	2,393,902	3,574,739
Accounts receivable - related parties	327,556	319,589
Inventories, net	2,206,329	2,283,809
Prepayments, net	726,991	259,950
Prepayments - related parties, net	3,815,321	1,048,745
Other receivables and other current assets, net	507,523	215,651
Other receivables - related parties	320,447	23,816
Total current assets	19,770,427	18,528,704
NON-CURRENT ASSETS
Prepaid expenses and deposits	79,088	23,163
Prepayment for land use right	1,987,685	0
Long-term investment	205,499	211,271
Operating right-of-use assets	1,411,033	712,261
Finance right-of-use assets	221,847	0
Intangible assets	59,148	55,842
Deferred initial public offering ("IPO") costs	0	1,192,734
Property and equipment, net	6,173,176	6,326,369
Total non-current assets	10,137,476	8,521,640
Total assets	29,907,903	27,050,344
CURRENT LIABILITIES
Accounts payable	1,359,244	1,048,271
Accounts payable - related parties	79,988	498,923
Contract liabilities	6,115,315	4,010,832
Accrued expenses and other payables	1,450,005	1,289,941
Other payables - related parties	338,453	670,866
Current portion of banking facilities	80,588	140,162
Current portion of operating lease liabilities	184,201	46,232
Current portion of operating lease liabilities - related party	168,551	123,094
Current portion of finance lease liabilities	123,762	0
Taxes payable	703,264	1,206,141
Total current liabilities	10,603,371	9,034,462
OTHER LIABILITIES
Banking facilities	1,161,174	1,951,389
Operating lease liabilities	692,329	10,603
Operating lease liabilities - related party	190,752	339,450
Total other liabilities	2,044,255	2,301,442
Total liabilities	12,647,626	11,335,904
EQUITY
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total Tungray Technologies Inc's equity	17,423,876	15,828,953
NONCONTROLLING INTERESTS	(163,599)	(114,513)
TOTAL EQUITY	17,260,277	15,714,440
Total liabilities and shareholders' equity	29,907,903	27,050,344
Common Class A
EQUITY
Ordinary Shares, Value	1,179	1,044
TOTAL EQUITY	1,179	1,044
Common Class B
EQUITY
Ordinary Shares, Value	456	456
TOTAL EQUITY	$ 456	$ 456